OMB APPROVAL
OMB Number: 3235-0570 Expires: July 31, 2022 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22595

FSI Low Beta Absolute Return Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Paul F. Leone

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(918) 585-5858

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

FSI LOW BETA ABSOLUTE
RETURN FUND

Semi-Annual Report
February 28, 2021
(Unaudited)

Investment Adviser	Administrator
Financial Solutions, Inc.	Ultimus Fund Solutions, LLC
320 South Boston, Suite 1130	P.O. Box 46707
Tulsa, Oklahoma 74103	Cincinnati, Ohio 45246-0707
1-877-379-7380

This report and the financial statements contained herein are provided for the general information of the unitholders of the FSI Low Beta Absolute Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

		Initial
Shares	Private Funds (a) — 93.1%	Acquisition Date	Cost	Value
Event Driven Strategies — 24.3%
806	Corre Opportunities Offshore Fund, Ltd., Series AU 2015-05	5/1/2015	$838,685	$1,374,430
2,156	Pluscios Offshore Fund, SPC, Class F, Series 2020-01 (b)	9/1/2013	2,291,159	2,767,177
			3,129,844	4,141,607
Long/Short Equity Strategies — 10.4%
808	Eminence Fund, Ltd., Class A, Initial Series	7/1/2014	577,453	875,218
603	Miura Global Fund, Ltd., Class AA, Sub Class I, Top Series	7/1/2013	497,570	890,008
			1,075,023	1,765,226
Multi Strategies — 45.8%
12,746	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	1/1/2014	1,345,807	2,667,028
2,709	Lanx Offshore Partners, Ltd., Class X, Series 0114 III R8	1/1/2014	186,178	145,774
475	Millenium International, Ltd., Class EE , Series 01A	8/1/2013	738,315	1,480,234
10,414	Titan Masters International Fund, Ltd., Class M 10-18	6/1/2014	1,933,279	2,203,231
529	Verition International Multi-Strategy Fund Ltd., Class C, Series 1 (2014.06)	1/31/2018	750,000	1,307,874
			4,953,579	7,804,141
Relative Value Strategies: Fixed Income Hedge and
Fixed Income Arbitrage — 2.8%
268	Varadero International, Ltd., Class A, Series 0113, Tranche 2	1/2/2018	375,019	474,872

Relative Value Strategies: General — 9.8%
114	Hildene Opportunities Offshore Fund, Ltd., Class ST-A, Series 17	9/1/2013	427,611	841,160
19	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	11/1/2013	476,800	828,013
11	Pine River Fixed Income Fund, Ltd., Class A, Series 60	6/1/2014	10,776	6,619
			915,187	1,675,792
	Total Private Funds		$10,448,652	$15,861,638

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2021 (Unaudited)

Shares	Money Market Funds — 6.3%	Cost	Value
1,067,240	Goldman Sachs Financial Square Government Fund - FST Shares, 0.03% (c)	$1,067,240	$1,067,240
	Investments in Securities, at Value — 99.4% (Note 2)	$11,515,892	$16,928,878
	Other Assets in Excess of Liabilities — 0.6%		111,574
	Net Assets — 100.0%		$17,040,452

(a)	Private Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and investment funds that invest in other investment funds that are not registered under the 1940 Act. All are non-income producing securities.

(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a “Sub-Adviser”).

(c)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2021 (Unaudited)

Unfunded
Commitments as of
		Redemption	Redemption	February 28,
Value (e)	Strategy	Frequency	Notice (Days)	2021
$4,141,607	Event Driven Strategies (f)	Monthly-Quarterly	60-90	$—
1,765,226	Long/Short Equity Strategies (g)	Monthly-Quarterly	45-60	—
7,804,141	Multi Strategies (h)	Monthly-Quarterly	45-90	—
474,872	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage (i)	Quarterly	90	—
1,675,792	Relative Value Strategies: General (j)	Monthly-Quarterly	45-180	—

(e)	Values of Private Funds have been estimated using the net asset value per share (practical expedient) as of February 28, 2021 (Note 1).

(f)	Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions and portfolios typically have a long or short bias. 33% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but redemptions of 90% or more of their total value are subject to an audit holdback until completion of the audit as of February 28, 2021. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2021.

(g)	Long/Short Equity Strategies include strategies that purchase long and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Portfolios typically have a long or short bias. 50% of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a 5% audit holdback as of February 28, 2021. The remaining Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of February 28, 2021.

(h)	Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (i or j) below) and Long/Short Equity Strategies (see (g) above). 36% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of February 28, 2021. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2021.

(i)	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers such as banks, corporations, governments and financial mortgage-backed securities to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). All of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of February 28, 2021.

(j)	Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge or Fixed Income Arbitrage Strategies (see (i) above); and/ or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 49% of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a 20% investor level gate as of February 28, 2021. Less than 1% of the Private Funds employing these strategies are in the process of being fully liquidated and are no longer accepting redemption requests as of February 28, 2021. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2021.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

ASSETS
Investments in securities:
At cost	$11,515,892
At value (Note 2)	$16,928,878
Deposits with brokers	874
Dividends receivable	97
Receivable for investment securities sold	136,281
Other assets	20,650
Total assets	17,086,780

LIABILITIES
Payable to Adviser (Note 4)	31,028
Accrued fund services fees (Note 4)	3,800
Other accrued expenses	11,500
Total liabilities	46,328

NET ASSETS	$17,040,452

NET ASSETS CONSIST OF:
Paid-in capital	$18,183,296
Accumulated deficit	(1,142,844)
NET ASSETS	$17,040,452

UNITS OUTSTANDING (unlimited units authorized, $0.001 par value)	168,157

NET ASSET VALUE PER UNIT (Note 2)	$101.34

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$308

EXPENSES
Investment adviser fees (Note 4)	111,139
Fund services fees (Note 4)	25,800
Legal fees	24,000
Audit and tax services fees	14,250
Insurance expense	12,800
Registration and filing fees	12,188
Trustees’ fees and expenses (Note 4)	10,000
Custodian fees	7,629
Other	537
Total expenses	218,343

NET INVESTMENT LOSS	(218,035)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investments	2,497,593
Net change in unrealized appreciation (depreciation) on investments	(107,032)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,390,561

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,172,526

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
FROM OPERATIONS
Net investment loss	$(218,035)	$(457,735)
Net realized gains (losses) on investments and options contracts	2,497,593	(309,204)
Net change in unrealized appreciation (depreciation) on investments and options contracts	(107,032)	461,411
Net increase (decrease) in net assets from operations	2,172,526	(305,528)

DISTRIBUTIONS TO UNITHOLDERS (Note 2)	(384,217)	(442,913)

CAPITAL UNIT TRANSACTIONS
Net asset value of units issued in reinvestment of distributions to unitholders (Notes 2 and 6)	384,217	442,913
Payments for units tendered (Note 6)	(7,765,517)	(5,186,785)
Net decrease in net assets from capital unit transactions	(7,381,300)	(4,743,872)

NET DECREASE IN NET ASSETS	(5,592,991)	(5,492,313)

NET ASSETS
Beginning of period	22,633,443	28,125,756
End of period	$17,040,452	$22,633,443

UNIT TRANSACTIONS
Units reinvested	3,919	4,839
Units redeemed (Note 6)	(80,492)	(59,460)
Net decrease in units outstanding	(76,573)	(54,621)
Units outstanding at beginning of period	244,730	299,351
Units outstanding at end of period	168,157	244,730

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS
Per Unit Data for a Unit Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$92.48		$93.96	$100.41	$101.94	$99.01	$102.15

Income (loss) from investment operations:
Net investment loss (a)	(1.07)		(1.62)	(1.51)	(1.49)	(1.51)	(1.58)
Net realized and unrealized gains (losses) on investments, options contracts and futures contracts	11.67		1.63	1.89	3.54	4.44	(0.56)
Total from investment operations	10.60		0.01	0.38	2.05	2.93	(2.14)

Less distributions:
In excess of net investment income	(1.74)		(1.49)	(6.83)	(3.58)	—	(0.80)
From net realized capital gains from investment transactions	—		—	—	—	—	(0.20)
Total distributions	(1.74)		(1.49)	(6.83)	(3.58)	—	(1.00)

Net asset value, end of period	$101.34		$92.48	$93.96	$100.41	$101.94	$99.01

Total return (b)	11.53	% (c)	0.03%	0.60%	2.06%	2.96%	(2.09%)

Ratios/supplementary data:
Net assets at end of period (000’s omitted)	$17,040		$22,633	$28,126	$30,810	$53,302	$53,369
Ratios to average net assets:
Net investment loss (d)	(2.20	%) (e)	(1.79%)	(1.60%)	(1.49%)	(1.52%)	(1.61%)
Net expenses (d)	2.20	% (e)	1.92%	1.88%	1.72%	1.59%	1.63%
Portfolio turnover rate	0%		4%	4%	0%	7%	16%

(a)	Calculated based on average units outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gain distributions are reinvested in units of the Fund. The returns shown do not reflect the deduction of taxes a unitholder would pay on Fund distributions, if any, or the redemption of Fund units.

(c)	Not annualized.

(d)	Does not include the expenses of the Private Funds in which the Fund invests.

(e)	Annualized.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

1.	Organization

The FSI Low Beta Absolute Return Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on August 3, 2011. The Fund is authorized to issue an unlimited number of units at the net asset value per unit (“NAV”). The Fund’s investment objective is to seek attractive risk-adjusted rates of return, “Alpha,” with a risk profile and volatility similar to that of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund principally invests its assets in investment funds that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that are organized outside of the United States (also known as hedge funds, each a “Private Fund”) and Private Funds that invest in other investment funds that are not registered under the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Security Valuation – The Fund computes its NAV as of the last business day of each month. In determining its NAV, the Fund values its investments as of such month-end. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Private Funds at fair value. As a general matter, the fair value of the Fund’s interest in a Private Fund will represent the amount that the Fund could reasonably expect to receive from a Private Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Private Fund in accordance with the Private Fund’s valuation policies and reported at the time that the Valuation Committee values the Private Fund. In the unlikely event that a Private Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Private Fund based on the most recent value reported by the Private Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Private Fund.

Consistent with the Fund’s valuation procedures, option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts which are traded on a commodities exchange are valued at their closing settlement price on the exchange on which they are primarily traded and over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities as determined by the Valuation Committee in accordance with the Fund’s valuation procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments, by security type, and other financial instruments as of February 28, 2021:

	Value per	Fair Value Measurements at the End
	Schedule of	of the Reporting Period Using
	Investments
	2/28/21	Level 1	Level 2	Level 3
Investments in Securities:
Private Funds*
Event Driven Strategies	$4,141,607	$—	$—	$—
Long/Short Equity Strategies	1,765,226	—	—	—
Multi Strategies	7,804,141	—	—	—
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage	474,872	—	—	—
Relative Value Strategies: General	1,675,792	—	—	—
Money Market Funds	1,067,240	—	1,067,240	—
Total	$16,928,878	$—	$1,067,240	$—

*	Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy in accordance with ASU 2015-07.

The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2021.

Unit Valuation – The NAV per unit of the Fund is calculated monthly by dividing the total value of the Fund’s assets, less liabilities, by the number of units outstanding. The offering price and redemption price per unit of the Fund is equal to the NAV per unit.

Investment Income – Dividend income is recorded on the ex-dividend date.

Investment Transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Distributions to Unitholders – Distributions to unitholders arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions to unitholders are recorded on the ex-dividend date. The tax character of distributions paid to unitholders during the periods ended February 28, 2021 and August 31, 2020 was ordinary income.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Option Contracts – The Fund may purchase put options on broad-based stock indices. Put options on indices are settled in cash and gain or loss depends on changes in the index in question. When the Fund buys a put on an index, it pays a non-refundable premium and has the right, but not the obligation, prior to the expiration date, to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying index.

Futures Contracts – The Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio and to seek to mitigate volatility attributable to investments in the Private Funds. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The initial margin deposits for futures contracts and the variation margin receivable or payable, if any, are reported on the Statement of Assets and Liabilities. Additionally, the Fund is required to maintain, on a daily basis, cash or liquid securities in an amount equal to the current market value of the futures in which it invests minus any amounts paid to brokers toward such position.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of net increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Tax – The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2021:

Tax cost of portfolio investments	$16,973,438
Gross unrealized appreciation	$—
Gross unrealized depreciation	(44,560)
Net unrealized depreciation	(44,560)
Accumulated ordinary income	2,127,339
Capital loss carryforwards	(3,224,773)
Other losses	(850)
Accumulated deficit	$(1,142,844)

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies (“PFICs”).

As of August 31, 2020, the Fund had a short-term capital loss carryforward of $802,916 and a long-term capital loss carryforward of $2,421,857 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to unitholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

During the six months ended February 28, 2021, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $0 and $9,126,184, respectively.

4.	Transactions with Related Parties and Other Service Providers

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Financial Solutions, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.11% of the Fund’s average monthly net assets and pays any sub-advisory fees out of the fees it receives.

SUB-ADVISERS

Meritage Capital, LLC (“Meritage”) and Pluscios Management LLC (“Pluscios”) serve as sub-advisers to the Fund. The Adviser pays Meritage and Pluscios any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement.

Pluscios serves as the investment manager of Pluscios Offshore Fund, SPC, Class F. The Fund maintained investment interests in this Private Fund during the six months ended February 28, 2021. During the six months ended February 28, 2021, information regarding investments in this Private Fund by the Fund is as follows:

						Change in
	Shares as of	Value as of				Unrealized	Value as of
	February 28,	August 31,	Cost of	Proceeds	Realized	Appreciation	February 28,
	2021	2020	Purchases	from Sales	Gains	(Depreciation)	2021
Pluscios Offshore Fund, SPC,Class F	2,156	$3,862,085	$—	$(1,500,000)	$56,277	$348,815	$2,767,177

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Fund (“Independent Trustee”) receives annual compensation of $10,000 from the Fund. Each Independent Trustee is also reimbursed for travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

FUND SERVICES AGREEMENT

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. Ultimus also provides a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Fund, as well as certain additional compliance support functions. The Fund pays Ultimus fees in accordance with a Services Agreement for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus.

PRINCIPAL HOLDERS OF FUND UNITS

As of February 28, 2021, the following unitholders owned of record 25% or more of the outstanding units of the Fund:

Name of Record Owner	% Ownership

Vernon Investment Fund LLC	91%

A beneficial owner of 25% or more of the Fund’s outstanding units may be considered a controlling person. That unitholder’s vote could have a more significant effect on matters presented at a unitholders’ meeting.

5.	Derivatives Transactions and Related Risks

The Fund may purchase put options on broad-based stock indices. Put options on indices are settled in cash and gain or loss depends on changes in the index in question. When the Fund buys a put on an index, it pays a non-refundable premium and has the right, but not the obligation, prior to the expiration date, to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying index.

The purchaser of a put option runs the risk of losing the purchaser’s entire investment, paid as the premium, if the option is not sold at a gain or cannot be exercised at a gain prior to expiration. A successful use of options on stock indices will be subject to the Adviser’s ability to predict correctly movements in volatility and the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

In seeking attractive risk adjusted rates of return, the Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment as well as in response to changes in the value of the underlying U.S. Treasury securities. Futures may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Changes in the liquidity of U.S. Treasury futures (due to, among other things, price fluctuations or position limitations imposed by U.S. commodity exchanges) and rising interest rates may cause the value of U.S. Treasury futures to decline.

If the Fund invests in U.S. Treasury futures at inopportune times or the Adviser misjudges market conditions, the Fund’s investments in the U.S. Treasury futures may lower the Fund’s return or result in a loss to the Fund. The Fund could also experience losses if the U.S. Treasury futures do not offset losses incurred by the Fund on its investments in the Private Funds or if the Fund is not able to timely liquidate its positions in U.S. Treasury futures due to an illiquid secondary market.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

It is also possible that the U.S. Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only.

The Fund held no positions in derivative instruments during the six months ended February 28, 2021.

6.	Offering of Fund Units; Repurchase Offers

Fund units may be purchased by investors who meet certain eligibility requirements set forth in the Fund’s current prospectus as of the first business day of each calendar month; however, Fund units may be offered more or less frequently as determined by the Board in its sole discretion. Fund units are sold at the current NAV per unit. Generally, the minimum initial investment in the Fund is $50,000 and the minimum additional investment is $5,000. The Fund may accept investments for lesser amounts under certain circumstances, including where a unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase units through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

Unless a unitholder elects to receive a distribution in the form of cash, all distributions are reinvested in full and fractional units at the NAV per unit next determined on the payable date of such distributions. A unitholder may elect to receive a distribution in the form of cash by submitting a written request to the Fund no later than 90 days prior to the payable date of such distribution.

Because the Fund is a closed-end fund, unitholders do not have the right to require the Fund to redeem any or all of their units. To provide a limited degree of liquidity to unitholders, the Fund may from time to time offer to repurchase units pursuant to written repurchase offers but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion, pursuant to written repurchase offers. In determining whether the Fund should offer to repurchase units, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

During the six months ended February 28, 2021, the Board authorized and the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 10% and 25% of the number of its outstanding units as of the Repurchase Pricing Dates of September 30, 2020 and December 31, 2020, respectively. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2

Commencement Date	June 1, 2020	October 19, 2020

Repurchase Request Deadline	June 30, 2020	November 20, 2020

Repurchase Pricing Date	September 30, 2020	December 31, 2020

Value of Units Repurchased	$2,274,409	$5,491,108

Units Repurchased	24,472	56,020

% of Units Accepted by the Fund for Tender	10%	25%

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Principal Investment Risks

An investment in the Fund should be considered a speculative investment that entails a high degree of risk and units of the Fund are only available for purchase by certain eligible investors. It is possible that an investor may lose money and that the Fund may not achieve its investment objective.

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

The Private Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities and convertible securities of U.S. and foreign issuers, derivatives, commodities and currencies; (2) participating in short sale transactions; and (3) employing arbitrage and leverage. The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.

The Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Fund unitholders do not have the right to require the Fund to redeem or repurchase its units and may not have access to the money they invest for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.

The units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no secondary trading market for the units, nor is there expected to be in the future. Units are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended from time to time. A unitholder should not expect to be able to sell its units regardless of how the Fund performs. Because a unitholder may be unable to sell its units, the unitholder will be unable to reduce its exposure on any market downturn.

For a complete description of the principal risks involved and the eligibility criteria for investors, please refer to the Fund’s current prospectus.

8.	Contingencies and Commitments

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

9.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except as reflected in the following paragraph:

On December 10, 2020, the Board approved a plan (the “Plan”) to reorganize the Fund into a private investment fund (the “FSI Private Fund”). Pursuant to the Plan, the Fund will cease to operate as a registered investment company. Instead, it is anticipated that the FSI Private Fund will be exempt from registration under Section 3(c)(1) of the Investment Company act of 1940 and the rules promulgated thereunder. The Board therefore determined that it is in the best interest of the unitholders in the Fund to offer such unitholders the opportunity to tender up to 100% of the number of its outstanding shares as of the Repurchase Pricing Date. The following table describes the details of such outstanding tender offer:

Repurchase
Offer

Commencement Date	January 25, 2021

Repurchase Request Deadline	February 26, 2021

Repurchase Pricing Date	March 31, 2021

% of Units to be Tendered	1%

FSI LOW BETA ABSOLUTE RETURN FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at www.sec.gov.

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-877-379-7380. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

FSI LOW BETA ABSOLUTE RETURN FUND
DIVIDEND REINVESTMENT PLAN (Unaudited)

Under the Fund’s Dividend Reinvestment Plan (the “Plan”), all unitholders of the Fund are automatically enrolled in the Plan. The Fund’s annual distributions, if any, are reinvested in full and fractional Units at the NAV per unit next determined on the payable date of such annual distributions. There is no sales load or other charge for reinvestment. The Fund’s unitholders may elect to receive an annual distribution in the form of cash by submitting a written request to the Fund no later than 90 days prior to the payable date of such annual distribution. Any such cash payment will be made by check, ACH or wire as soon as practicable after the last calendar day of the calendar year in which the annual distribution is declared.

The automatic reinvestment of annual distributions does not relieve unitholders of any U.S. federal income tax that may be payable (or required to be withheld) on such annual distributions. A unitholder that receives units pursuant to a distribution generally has a tax basis in such units equal to the amount of cash that would have been received instead of units as described above and a holding period in such units that begins on the Business Day following the payment date for the distribution.

A unitholder may terminate its participation in the Plan at any time by sending a written notice to the Fund’s administrator, who, upon receipt of such notice, will cause the unitholder to receive both income dividends and capital gain distributions, if any, in cash. A unitholder holding units through an intermediary may elect to receive cash by notifying the intermediary (who should be directed to inform the Fund). A unitholder is free to change this election at any time. If, however, a unitholder requests to change its election within 90 days prior to a distribution, the request will be effective only with respect to distributions after the 90 day period. The administrator’s service fee for handling distributions will be paid by the Fund.

Questions regarding the Fund’s Plan should be directed to the Fund’s transfer agent at 1-877-379-7380 or by mail as follows:

Regular Mail:	Overnight Delivery:

FSI Low Beta Absolute Return Fund	FSI Low Beta Absolute Return Fund
PO Box 46707	c/o Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Dr, Suite 450
Cincinnati, OH 45246

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board”), including the Trustees who are not “interested persons” (as that terms is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement between Financial Solutions, Inc. (the “Adviser”) and the Fund (the “FSI Agreement”) and the Sub-Advisory Agreement among Pluscios Management, LLC (“Pluscios”), FSI and the Fund (the “Pluscios Agreement”) and the Sub-Advisory Agreement among Meritage Capital, LLC (“Meritage”), FSI and the Fund (the “Meritage Agreement” and collectively with the FSI Agreement and the Pluscios Agreement the “Advisory Agreements”), each for an additional one year term. Approval took place at an in-person meeting held on November 12, 2020, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser, Pluscios, and Meritage in response to requests of the Board and counsel.

In considering the Advisory Agreements for the Fund and reaching their conclusion with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below. In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Financial Solutions, Inc.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services the Adviser provides to the Fund under the FSI Agreement including, without limitation: (1) allocating Fund assets among the Alpha Engine, the Beta Wrapper and the Buffer Account (each as defined in the Prospectus); (2) allocating assets dedicated to the Alpha Engine amongst the Adviser and Sub-Advisers; (3) managing a portion of the Alpha Engine, the Beta Wrapper and the Buffer Account; (4) overseeing the Sub-Advisers’ management of a portion of the Alpha Engine; and (5) providing Board reporting regarding the Fund’s assets and the management thereof. The Trustees also considered the experience of the Adviser’s personnel servicing the Fund, the Adviser’s compliance environment as well as the Fund’s performance. The Trustees also noted the Adviser’s clean regulatory history, the absence of the Adviser’s involvement in litigation and the Adviser’s marketing plan to increase Fund assets. The Trustees concluded that they were satisfied with the quality, extent, and nature of the services provided by the Adviser.

Performance of the Fund

The Trustees compared the performance of the Fund as of August 31, 2020 with the performance of its benchmark index, the HFRI Fund of Funds Conservative Index, and with the HFRI Diversified Index, S&P 500 Index and the Barclays Index. The Trustees considered that the Fund outperformed the HFRI Fund of Funds Conservative Index for the three months, year to date performance periods but underperformed the HFRI Conservative Index for the 1-year and since inception performance periods; and further considered that the Fund slightly underperformed that HFRI Diversified Index for the three-month performance period and underperformed the HFRI Diversified Index for the year to date, 1-year and since inception performance periods. The Trustees noted that the Fund is expected to underperform the S&P 500 Index as the Fund is managed so that it will have lower volatility than the S&P 500 Index. The Trustees also considered the Fund’s performance relative to the funds in the Peer Group, noting that the performance among the three funds was widely varied; for the three month period the Fund underperformed the two peer funds; for the year-to-date period the Fund underperformed one fund and outperformed the other fund, and for the since-inception period, the Fund underperformed one fund and outperformed the other fund. The Trustees also noted that the Adviser does not manage any other accounts similar to the Fund. The Board concluded that they were satisfied with the Fund’s performance.

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Cost of Advisory Services and Profitability

The Trustees considered the advisory fees paid to the Adviser during a twelve-month period and the Adviser’s expenses incurred over that period, including payments to the Sub-Advisers and the Fund’s principal underwriter, Ultimus Fund Distributors, LLC (“the Distributor”), as well as an estimation of the Adviser’s operational overhead allocable to the Advisory Services and estimated profitability. The Trustees also reviewed the Adviser’s financial statements and insurance arrangements. The Trustees concluded that the Adviser’s profitability was reasonable and that the Adviser’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the FSI Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees considered that the fee arrangement of the Fund with the Adviser currently involves an advisory fee of 1.11% while the Fund’s net expense ratio is 1.57%. The Trustees compared the fees and expenses of the Fund (including the Fund’s advisory fee) to those of a peer group of funds, noting that the Fund’s advisory fee is lower than the advisory fee of some of the funds in the peer group and that the Fund’s expense ratio is lower than other of the peer funds. The Trustees considered the standard fee schedule utilized by the Adviser which includes breakpoints for certain asset levels and distinguished the higher advisory fees (without breakpoints) paid by the Fund based on the following factors: (1) the Adviser does not manage any other account similar to the Fund; and (2) the Adviser is responsible for supervising the Fund’s Sub-Advisers and periodic Board reporting. With respect to the economies of scale, the Trustees also considered the size of the Fund’s assets and the Adviser’s representation that many of the Fund’s expenses increase as Fund assets increase. The Trustees concluded that the fees paid to the Adviser under the Advisory Agreement and the Fund’s overall expenses are reasonable.

Other Benefits

The Trustees considered the Adviser’s representation that it is not aware of any other benefits from its relationship with the Fund and concluded that Adviser does not receive any additional financial or other benefits from its relationship with the Fund.

Pluscios Management, LLC

The Trustees reviewed the Pluscios Services including, without limitation, the management of the Pluscios Assets. The Trustees also considered the experience of Pluscios’ personnel servicing the Fund and Pluscios’ compliance and risk management environment. The Trustees also noted Pluscios’ clean regulatory history and the absence of Pluscios’ involvement in litigation. The Trustees concluded that they are satisfied with the quality, extent, and nature of the services provided by Pluscios.

Performance of the Pluscios Assets.

The Trustees compared the performance of the Pluscios Assets with the performance of the HFRI Conservative Index and the performance of Pluscios Diversified Core Fund as of August 31, 2020. The Board concluded that they were satisfied with the performance of the Pluscios Assets.

Cost of Advisory Services and Profitability.

The Trustees considered the annual advisory fee paid to Pluscios by the Adviser and Pluscios’ estimation of operational overhead allocable to the Pluscios Services.

The Trustees considered the Fund’s investment in Pluscios Offshore Fund, SPC (the “Pluscios Fund”), a private fund managed by Pluscios. In this regard, the Trustees noted that neither the Fund nor the Adviser pay any fees directly to Pluscios with respect to the Fund’s investment in the Pluscios Fund and that the Adviser, not Pluscios, is responsible for investing Fund assets in the Pluscios Fund. The Trustees also acknowledged that Pluscios Fund provides the Fund access to certain managers that it is not otherwise able to access directly and noted the Adviser’s representation that the Fund’s

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

investment in Pluscios Fund is not related to Pluscios’ service as a Sub-Adviser to the Fund. The Trustees also considered the Adviser’s representation that the investment advisory fee paid by the Pluscios Fund, and indirectly born by the Fund through its investment therein, was consistent with the investment advisory fees charged by similar hedge funds.

The Trustees then reviewed information documenting Pluscios’ financial stability and insurance arrangements. The Trustees concluded that Pluscios’ profitability was reasonable and that Pluscios’ assets, coupled with its insurance coverage, are sufficient to cover potential liabilities incurred under the Pluscios Agreement.

Comparative Fee and Expense Data; Economies of Scale.

The Trustees considered that the Adviser, not the Fund, is responsible for paying the advisory fees due to Pluscios under the Pluscios Agreement. The Trustees also noted the fee arrangement between the Adviser and Pluscios currently involves an advisory fee of 0.87% (the “Pluscios Fee”). The Trustees compared the Pluscios Fee to those of the Peer Group. The Trustees noted that advisory fees paid by the funds comprising the peer group do not include breakpoints. The Trustees also noted that the advisory fees paid to Pluscios by similarly managed private investment pools are higher than the Pluscios Fee and, in addition, some include an incentive fee. The Trustees concluded that the fees paid to Pluscios under the Pluscios Agreement are reasonable.

Other Benefits.

The Trustees discussed the Fund’s investment in the Pluscios Fund and, noting the facts related thereto as summarized above, concluded that Pluscios does not receive any additional financial or other benefits from its relationship with the Fund.

Meritage Capital, LLC

Nature, Extent and Quality of Services

The Trustees reviewed the Meritage Services including, without limitation, the management of the Meritage Assets. The Trustees also considered the experience of Meritage’s personnel servicing the Fund and Meritage’s compliance and risk management environment. The Trustees also noted Meritage’s clean regulatory history and the absence of Meritage’s involvement in litigation. The Trustees concluded that they are satisfied with the quality, extent, and nature of the services provided by Meritage.

Performance of the Meritage Assets

The Trustees compared the performance of the Meritage Assets with the performance of the HFRI Conservative Index and another similarly managed pooled investment vehicle managed by Meritage as of August 31, 2020. The Board concluded that they were satisfied with the performance of the Meritage Assets.

Cost of Advisory Services and Profitability

The Trustees considered the annual advisory fee paid to Meritage by the Adviser and Meritage’s estimation of operational overhead allocable to the Meritage Services.

The Trustees then reviewed information documenting Meritage’s and Brown Advisory’s financial stability and insurance arrangements. The Trustees concluded that Meritage’s profitability was reasonable and that Meritage’s and Brown Advisory’s assets, coupled with Brown their insurance coverage, are sufficient to cover potential liabilities incurred under the Meritage Agreement.

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Comparative Fee and Expense Data; Economies of Scale

The Trustees considered that the Adviser, not the Fund, is responsible for paying the advisory fees due to Meritage under the Meritage Agreement. The Trustees also noted the fee arrangement between the Adviser and Meritage currently involves an advisory fee of 0.75% (the “Meritage Fee”). The Trustees compared the Meritage Fee to those of the Peer Group, noting that the Meritage Fee is lower than the advisory fee of all but one of the nine funds in the Peer Group and equal to one of the nine. The Trustees noted that advisory fees paid by the funds comprising the peer group do not include breakpoints and that Meritage does not advise any other registered funds, while the advisory fees payable to Meritage by most other similarly managed unregistered investment vehicles are higher than or equivalent to the Meritage Fee. The Trustees also noted that the advisory fees paid to Meritage by similarly managed private investment pools are higher than the Meritage Fee and, in addition, some include an incentive fee. The Trustees concluded that the fees paid to Meritage under the Meritage Agreement are reasonable.

Other Benefits

The Trustees discussed the Fund’s investment in the Centennial Fund and, noting the facts related thereto as summarized above, concluded that Meritage does not receive any additional financial or other benefits from its relationship with the Fund.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of each Advisory Agreement was in the best interest of the Fund and its unitholders.

PRIVACY POLICY

Rev. 12/18/2012

FACTS	WHAT DOES FSI LOW BETA ABSOLUTE RETURN FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and

●    Account balances and

●    Account transactions and

●    Checking account information and

●    Retirement assets and

●    Wire transfer instructions.

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons FSI Low Beta Absolute Return Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FSI Low Beta Absolute Return Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call toll-free 1-877-379-7380

Who we are
Who is providing this notice?	FSI Low Beta Absolute Return Fund
What we do
How does FSI Low Beta Absolute Return Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does FSI Low Beta Absolute Return Fund collect my personal information?

We collect your personal information, for example, when you

●    open an account or

●    provide account information or

●    make deposits or withdrawals from your account or

●    make a wire transfer or

●    tell us where to send the money.

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Financial Solutions, Inc., the investment adviser to FSI Low Beta Absolute Return Fund, and Meritage Capital, LLC and Pluscios Management LLC, each a subadviser to FSI Low Beta Absolute Return Fund, are affiliates.

Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    FSI Low Beta Absolute Return Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● FSI Low Beta Absolute Return Fund does not jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

FSI-SAR-21

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	May 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	May 3, 2021

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Principal Financial Officer

Date	May 3, 2021

* Print the name and title of each signing officer under his or her signature.